Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2014
Long-term Debt Tables
Summary of long term debt

Long-term debt, net of discounts, consists of the following as of December 31, 2014 and 2013:

	2014	2013
Amounts due to finance companies	$80,000	$-
Promissory notes, net of $10,000 discount in 2013	31,000	489,000
Notes to related party	-	80,000
Senior secured convertible debentures	2,216,000	-
First notes due Member	1,613,000	-
Promissory notes due Member	2,500,000	-
Earn-out note due Member - 2015	821,000	-
Earn-out note due Member - 2016	700,000	-
Total Long-term debt	7,961,000	569,000
Less current portion	(4,789,000)	(569,000)
Long-term debt, less current portion	$3,172,000	$-

Senior secured convertible debentures

Senior secured convertible debentures outstanding consists of the following at December 31, 2014:

Issue Date	Due Date	Face Amount	Discount	Net	Remaining amortization period (months)
January 1, 2014	June 30, 2015	$1,000,000	$68,000	$932,000	6
September 30, 2014	March 31, 2016	750,000	264,000	486,000	15
October 3, 2014	October 3, 2016	1,050,000	369,000	681,000	15
October 24, 2014	October 24, 2016	725,000	608,000	117,000	16
		$3,525,000	$1,309,000	$2,216,000

Future maturities of long-term debt

Future maturities of long-term debt for each of the next four years are as follows:

	Long-term debt, excluding Acquisition Notes	Acquisition Notes (1)	Total

2015	$1,057,000	$3,800,000	$4,857,000
2016	2,552,000	1,834,000	4,386,000
2017	17,000	-	17,000
2018	10,000	-	10,000
Total maturities	3,636,000	5,634,000	9,270,000
Less discount	(1,309,000)	-	(1,309,000)
Total long-term debt	$2,327,000	$5,634,000	$7,961,000